Description of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Property, Plant, and Equipment Estimated Useful Lives

Estimated useful lives
Computer equipment	3 years
Lab equipment	5 years
Testing equipment	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Furniture and fixtures	5 years